Income Taxes (Provision for Income Taxes) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current:
Federal	$ 720	$ 359	$ 110
State and local	38	64	30
Foreign	63	61	91
Total current income tax expense provision	821	484	231
Deferred	(188)	144	445
Provision for income taxes	$ 633	$ 628	$ 676